Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Hawkins, Inc.
Entity Incorporation, State or Country Code	MN
Entity File Number	0-7647
Entity Tax Identification Number	41-0771293
Entity Address, Address Line One	2381 Rosegate,
Entity Address, City or Town	Roseville,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55113
City Area Code	612
Local Phone Number	331-6910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	HWKN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000046250
Amendment Flag	false